Repossessed Assets Acquired In Settlement Of Loans (Tables)	12 Months Ended
Dec. 31, 2018
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Transactions in repossessed assets
Transactions in OREO for the years ended December 31, 2018, 2017 and 2016 are summarized below.

	2018	2017	2016
Balance, beginning of year	$1,115,671	$2,721,214	$4,361,411
Additions	435,550	580,748	1,026,178
Sales	(772,779)	(2,028,170)	(2,626,375)
Write-downs	(56,000)	(158,121)	(40,000)
Balance, end of year	$722,442	$1,115,671	$2,721,214